Supplementary Data - Reserves of Oil and Gas (unaudited): Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Cost Incurred in Oil and Gas Property Acquisition, Exploration, and Development Activities
	Australia	U.S.
Property acquisition costs:
Probable reserves	$4,692,000	$ –
Unproved	1,743,202	–
Facilities	1,317,000	–
Exploration costs	1,293,746	–
Development costs	–	–

Total	$9,045,948	$ –